Exchange rates	12 Months Ended
Dec. 31, 2020
Foreign Exchange Rates [Abstract]
Exchange rates

27 Exchange rates

The following exchange rates have been applied in preparing the consolidated financial statements:

	Income statement			Statement of financial position
	2020	2019	2018	2020	2019
Euro to sterling	1.12	1.14	1.13	1.12	1.18
US dollar to sterling	1.28	1.28	1.34	1.37	1.33